Goodwill (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Intangible assets and goodwill [Line Items]
Goodwill		$ 123,044,901	$ 94,617,474	$ 96,926,551
Additions for business combination		10,832,577
Other increases (decreases)	[1]	21,881,066
Conversion effect		(4,286,216)	(2,309,077)
Changes		28,427,427	(2,309,077)
Gross carrying amount [member]
Intangible assets and goodwill [Line Items]
Goodwill		$ 123,044,901	$ 94,617,474	$ 96,926,551

[1]	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”. See Note 4 - Accounting changes, letter b).